Intangible Assets (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Useful Life	5 years
Intangible assets, gross	$ 89,995	$ 89,995
Less: Accumulated Amortization	(40,208)	(22,209)
Total intangibles, net	$ 49,787	$ 67,786